Registration No. 333-145682
Investment Company Act File No. 811-21236

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
    ☐    Pre-Effective Amendment No. 1   ☒     Post-Effective Amendment No.  1

(Check appropriate box or boxes)

DREYFUS PREMIER STOCK FUNDS (Exact Name of Registrant as Specified in Charter)

(212) 922-6000 (Area Code and Telephone Number)

c/o The Dreyfus Corporation 200 Park Avenue, New York, New York 10166 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

(Name and Address of Agent for Service)

Michael A. Rosenberg, Esq.
c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

Copy to:

David Stephens, Esq.
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038

An indefinite number of Registrant's shares of beneficial interest, par value $0.001 per share, has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no filing fee is being paid at this time.

This Post-Effective Amendment consists of the following:

(1) Facing Sheet of the Registration Statement

(2) Part C to the Registration Statement (including signature page).

Parts A and B are incorporated herein by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 (File No. 333-145682), filed August 27, 2007 and the definitive versions filed pursuant to Rule 497 under the Securities Act of 1933, as amended, filed October 11, 2007.

This Post-Effective Amendment is being filed solely for the purpose to file the final tax opinion as Exhibit No. 12 to this Registration Statement on Form N-14.

DREYFUS PREMIER STOCK FUNDS
PART C
OTHER INFORMATION

Item 15	Indemnification.

The response to this item is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A (File No. 333-100610) (the "Registration Statement"), filed July 27, 2007.

Item 16	Exhibits.

(1)	Registrant's Amended and Restated Declaration of Trust is incorporated by referenced to Exhibit (a) of Pre-Effective Amendment No. 1 to the Registration Statement, filed on January 23, 2003.

(2)	Registrant's By-Laws are incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 6 to the Registration Statement, filed on February 1, 2007.

(3)	Not Applicable.

(4)	Agreement and Plan of Reorganization is incorporated by reference to Exhibit (4) of the Registrant's Registration Statement on Form N-14, filed August 24, 2007 (File No. 333-145682).

(5)	Reference is made to Exhibits (1) and (2) hereof.

(6)	Investment Advisory Agreement is incorporated by reference to Exhibit (d) of Post-Effective Amendment No. 8 to the Registration Statement, filed on July 27, 2007.

(7)	Distribution Agreement is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 4 to the Registration Statement, filed on January 27, 2006.

(8)	Not Applicable.

(9)	Amended and Restated Custody Agreement is incorporated by reference to Exhibit (g) of Pre-Effective Amendment No. 2 to the Registration Statement, filed on January 29, 2003.

(10)(a)	Shareholder Services Plan is incorporated by reference to Exhibit (h)(4) of Pre-Effective Amendment No. 2 to the Registration Statement, filed on January 29, 2003.

(10)(b)	Rule 12b-1 Plan is incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 3 to the Registration Statement, filed on January 28, 2005.

(10)(c)	Rule 18f-3 Plan is incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 8 to the Registration Statement, filed on July 27, 2007.

(11)(a)	Opinion and Consent of Registrant's counsel is incorporated by reference to Exhibit (i) of Pre-Effective Amendment No. 2 to the Registration Statement, filed on January 29, 2003.

(11)(b)	Consent of Registrant's counsel is incorporated by reference to Exhibit (11)(b) of Pre-Effective Amendment No. 1 the Registrant's Registration Statement on Form N-14, filed August 27, 2007 (File No. 333-145682).

(12)	Opinion and consent of counsel regarding tax matters.*

(13)	Not Applicable.

(14)	Consent of Independent Registered Public Accounting Firm is incorporated by reference to Exhibit (14) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14, filed August 27, 2007 (File No. 333-145682).

(15)	Not Applicable.

(16)	Power of Attorney.**

(17)(a)	Forms of Proxy are incorporated by reference to Exhibit (17)(a) to the Registrant's Registration Statement on Form N-14, filed August 24, 2007 (File No. 333-14568).

(17)(b)	The Prospectus and Statement of Additional Information of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A, filed July 27, 2007 (File No. 333-100610).

________________
*	Filed herewith.
**	Filed as part of signature page to Registrant's Registration Statement on Form N-14, filed with the Securities and Exchange Commission on August 24, 2007 (File No. 333-145682).

Item 17.	Undertakings.

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933 each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

           As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed on behalf of the Registrant, in the City of New York, and State of New York on the 18th day of January, 2008.

DREYFUS PREMIER STOCK FUNDS By: /s/ J. David Officer* J. David Officer, President

           Pursuant to the requirements of the Securities Act of 1993, the following persons in the capacities and on the dates indicated have signed this Amendment to the Registration Statement below.

Signatures	Title	Date

/s/ J. David Officer* J. David Officer	President (Principal Executive Officer)	January 18, 2008

/s/ James Windels* James Windels	Treasurer (Principal Accounting and Financial Officer)	January 18, 2008

/s/ Joseph S. DiMartino* Joseph S. DiMartino	Chairman of the Board	January 18, 2008

/s/ David W. Burke* David W. Burke	Board Member	January 18, 2008

/s/ William Hodding Carter III* William Hodding Carter III	Board Member	January 18, 2008

/s/ Gordon J. Davis* Gordon J. Davis	Board Member	January 18, 2008

/s/ Joni Evans* Joni Evans	Board Member	January 18, 2008

/s/ Ehud Houminer* Ehud Houminer	Board Member	January 18, 2008

/s/ Richard C. Leone* Richard C. Leone	Board Member	January 18, 2008

/s/ Hans C. Mautner* Hans C. Mautner	Board Member	January 18, 2008

/s/ Robin A. Melvin* Robin A. Melvin	Board Member	January 18, 2008

/s/ Burton N. Wallack* Burton N. Wallack	Board Member	January 18, 2008

/s/ John E. Zuccotti* John E. Zuccotti	Board Member	January 18, 2008

*By:	/s/ Jeff Prusnofsky Jeff Prusnofsky, Attorney-in-Fact

Exhibit Index

                                  (12)         Opinion and consent of counsel regarding tax matters.